5. Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Compensation for services	$ 513,736	$ 41,797	$ 563,897	$ 69,777	$ 107,899	$ 142,955
Revenue from related parties	3,200	3,563	10,575	6,571	6,571	5,759
President and CEO [Member]
Compensation for services	30,000	30,000	30,000	30,000	120,000	121,385
Vitashower Corp [Member]
Revenue from related parties	$ 7,375	$ 3,008	$ 10,575	$ 6,571	$ 6,571	$ 5,759